SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Extractive Industries [Abstract]
Oil and gas property – subject to amortization	$ 32,029,501	$ 31,807,148
Accumulated depletion	(11,134,981)	(10,597,075)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property – subject to amortization, net	9,035,337	9,350,890	$ 7,111,624	$ 7,469,820
Oil and gas property – not subject to amortization	1,224,667	1,224,667
Accumulated impairment
Oil and gas property – not subject to amortization, net	$ 1,224,667	$ 1,224,667